DESCRIPTION OF BUSINESS (Details Narrarive)	6 Months Ended	8 Months Ended
	Mar. 31, 2019 USD ($) $ / shares shares	May 23, 2019	Jan. 18, 2019 $ / shares	Sep. 30, 2018 $ / shares shares	Sep. 30, 2017 $ / shares shares
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Reverse stock split ratio		0.05
Common stock, outstanding	2,829,248			2,815,748	2,829,248
Decrease in common stock outstanding				2,829,248	2,815,748
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Termination fee | $	$ 250,000